CAPITAL AND RESERVES - Additional Information (Details)													1 Months Ended	12 Months Ended
		Nov. 23, 2021 USD ($) shares	Jun. 18, 2021 USD ($) $ / shares shares	Mar. 24, 2021 USD ($) shares	Mar. 23, 2021 USD ($) shares	Jan. 04, 2021 USD ($)	Oct. 12, 2020 USD ($) shares	Oct. 12, 2020 USD ($)	Oct. 08, 2020 € / shares shares	Jan. 29, 2020 USD ($) shares	Dec. 30, 2019 USD ($) shares	Oct. 04, 2019 USD ($) shares	Dec. 31, 2021 USD ($) vehicles shares	Dec. 31, 2021 USD ($) vehicles shares		Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2021 € / shares	Mar. 24, 2021 € / shares	Mar. 24, 2021 $ / shares	Dec. 31, 2020 € / shares shares	Oct. 12, 2020 € / shares shares	Jan. 29, 2020 € / shares	Dec. 30, 2019 € / shares	Oct. 04, 2019 € / shares shares	Oct. 04, 2019 $ / shares shares	Dec. 31, 2018 € / shares
Disclosure of classes of share capital [line items]
Nominal value shares | € / shares																		€ 0.10
Reduction of capital of Arrival														$ 0
Issuance of share capital														335,636,000		$ 188,644,000	$ 279,126,000
Issuance of share capital (in shares) | shares		37,229,736			491,183,856
Fair value of shares issued				$ 1,591,090,000										1,591,090,000
Cash received from merger with CIIG				631,297,000										$ 631,297,000		0	0
Number of securities called by each warrants (in shares) | shares			1
Exercise price of warrant (usd per share) | $ / shares			$ 11.50																	$ 11.50
Conversion of warrants into shares (in shares) | shares														17,009,291
Exercise of warrants into shares														$ 223,267,000
Issuance of share capital, underwriter option, shares | shares		4,856,052
Proceed from the issuance of new shares		$ 353,682,000
Share issue related cost		18,046,000
Reverse merger exchange ratio																			1	1
Sale of treasury shares														$ 1,466,000
Number of vehicles ordered in first order | vehicles													10,000	10,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														$ 0
UPS
Disclosure of classes of share capital [line items]
Issuance of share capital										$ 11,001,000
Public Warrants
Disclosure of classes of share capital [line items]
Number of securities called by each warrants (in shares) | shares			1
Exercise price of warrant (usd per share) | $ / shares			$ 11.50
Conversion of warrants into shares (in shares) | shares			12,225,957										12,225,957
Exercise of warrants into shares			$ 140,598,506
Private Warrants
Disclosure of classes of share capital [line items]
Conversion of warrants into shares (in shares) | shares													4,783,334	4,783,334
Exercise of warrants into shares													$ 140,598,506
Share capital
Disclosure of classes of share capital [line items]
Reduction of capital of Arrival														$ 35,000
Issuance of share capital		4,199,000		8,543,000	$ 58,023,784	$ 5,038,202								4,199,000		13,829,000	8,206,000
Fair value of shares issued														8,543,000
Exercise of warrants into shares														1,694,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														211,064,000
Share capital | Public Warrants
Disclosure of classes of share capital [line items]
Exercise of warrants into shares			1,449,705
Share premium
Disclosure of classes of share capital [line items]
Issuance of share capital		$ 349,483,000			$ 4,631,715,417									331,437,000		174,815,000	270,920,000
Fair value of shares issued														711,625,000
Exercise of warrants into shares														139,149,000
Contribution of Roborace Ltd by Kinetik																68,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														(4,602,685,000)
Contribution towards share premium																	167,237,020
Contribution in cash																	91,559,674
Contribution in kind																	$ 75,677,346
Share premium | Public Warrants
Disclosure of classes of share capital [line items]
Exercise of warrants into shares			$ 139,148,801
Other reserves
Disclosure of classes of share capital [line items]
Reduction of capital of Arrival	[1]													(35,000)
Fair value of shares issued				$ 870,922,000										870,922,000	[1]
Exercise of warrants into shares	[1]													82,424,000
Sale of treasury shares							$ 49,856,271							1,466,000	[1]	$ 49,856,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival	[1]													$ 4,391,621,000
Treasury shares
Disclosure of classes of share capital [line items]
Contribution of shares by Kinetik (in shares) | shares																50,000,000
Shares sold to RSP scheme members (in shares) | shares							(12,491,723)									(12,492,000)
Treasury shares | Kinetik, Arrival Luxembourg S.a r.l. And The Trust
Disclosure of classes of share capital [line items]
Reverse merger exchange ratio													0.55816	0.55816
Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Nominal value shares | (per share)																		0.25						€ 0.25	€ 0.25	$ 0.30	€ 1.00
Issuance of share capital								$ 177,574,953			$ 111,890,000,000
Number Of Exchanged In Reverse Merger Transaction | shares					880,000,000
Increase in share capital amount											8,206,000,000
Arrival Luxembourg S.à r.l | Before Extra Ordinary General Meeting
Disclosure of classes of share capital [line items]
Number of shares conversion | shares												16,000
Arrival Luxembourg S.à r.l | After Extra Ordinary General Meeting
Disclosure of classes of share capital [line items]
Number of shares conversion | shares												64,000
Increase in share capital amount												$ 252,071,586
Number of shares issued (in shares) | shares																									879,936,000	879,936,000
Arrival Luxembourg S.à r.l | Share capital
Disclosure of classes of share capital [line items]
Issuance of share capital								13,022,167
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														$ (274,126,000)
Arrival Luxembourg S.à r.l | Share premium
Disclosure of classes of share capital [line items]
Issuance of share capital								$ 164,552,786		$ 10,194,260	$ 103,684,000,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														331,718,000
Arrival Luxembourg S.à r.l | Share capital/premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														$ (605,844,000)
CIIG Merger Corp
Disclosure of classes of share capital [line items]
Nominal value shares | $ / shares																				$ 0.0001
Reverse merger exchange ratio													0.10	0.10
Arrival | Share capital
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														$ 63,062,000
Arrival | Share premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														4,934,403,000
Arrival | Share capital/premium
Disclosure of classes of share capital [line items]
Initial share capital of Arrival													$ 4,997,465,246	$ 4,997,465,246
Ordinary shares
Disclosure of classes of share capital [line items]
Number of share authorised (in shares) | shares													2,700,000,000	2,700,000,000							300,000
Nominal value shares | € / shares																		€ 0.10	€ 0.10		€ 0.10
Reduction of issued capital (in shares) | shares					300,000									300,000
Issuance of share capital (in shares) | shares														37,230,000
Issuance of share capital as consideration for the merger (in shares) | shares				72,322,267										72,322,000
Conversion of warrants into shares (in shares) | shares														14,274,000
Contribution of shares by Kinetik (in shares) | shares									50,000,000							50,000,000
Shares sold to RSP scheme members (in shares) | shares																(12,492,000)
Ordinary shares | Private Warrants
Disclosure of classes of share capital [line items]
Conversion of warrants into shares (in shares) | shares														2,048,117
Ordinary shares | Issued Capital And Share Premium
Disclosure of classes of share capital [line items]
Reduction of capital of Arrival														$ 35,000
Issuance of share capital														353,682,000
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*						$ 307,726,045								307,726,000
Fair value of shares issued														720,168,000
Exercise of warrants into shares														140,843,000
Share issue related cost														18,046,000
Sale of treasury shares														(6,000)		$ 10,295,000
Contribution of Roborace Ltd by Kinetik																68,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														4,384,361,000
Ordinary shares | Issued Capital And Share Premium | Private Warrants
Disclosure of classes of share capital [line items]
Exercise of warrants into shares														244,383
Ordinary shares | Share capital
Disclosure of classes of share capital [line items]
Reduction of capital of Arrival					$ 35,496									35,000
Issuance of share capital														4,199,000
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*														5,038,000
Fair value of shares issued														8,543,000
Exercise of warrants into shares														1,694,000
Sale of treasury shares														(6,000)		10,295,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														(194,067,000)
Ordinary shares | Share premium
Disclosure of classes of share capital [line items]
Issuance of share capital														349,483,000
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*														302,688,000
Fair value of shares issued														711,625,000
Exercise of warrants into shares														139,149,000
Share issue related cost														18,046,000
Contribution of Roborace Ltd by Kinetik																$ 68,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														4,578,428,000
Ordinary shares | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Number of share authorised (in shares) | shares																					880,000,000
Nominal value shares | € / shares																					€ 0.25
Ordinary shares | Arrival Luxembourg S.à r.l | Share capital
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														(252,091,000)
Ordinary shares | Arrival Luxembourg S.à r.l | Share premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														(53,287,000)
Ordinary shares | CIIG Merger Corp | Issued Capital And Share Premium
Disclosure of classes of share capital [line items]
Fair value of shares issued				$ 720,168,000
Ordinary shares | Arrival | Issued Capital And Share Premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														4,391,621,246
Ordinary shares | Arrival | Share capital
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														58,024,000
Ordinary shares | Arrival | Share premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														$ 4,631,715,000
Preference shares
Disclosure of classes of share capital [line items]
Number of share authorised (in shares) | shares													0	0							0
Issuance of share capital (in shares) | shares																47,080,000
Preference shares | Issued Capital And Share Premium
Disclosure of classes of share capital [line items]
Issuance of share capital																$ 188,575,953
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*														$ (300,466,000)
Preference shares | Share capital
Disclosure of classes of share capital [line items]
Issuance of share capital																13,828,907
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*														(22,035,000)
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														(16,997,000)
Preference shares | Share premium
Disclosure of classes of share capital [line items]
Issuance of share capital																$ 174,747,046
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*														(278,431,000)
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														24,257,000
Preference shares | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Nominal value shares | € / shares									€ 0.25												€ 0.25
Preference shares | Arrival Luxembourg S.à r.l | Share capital
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														(22,035,000)
Preference shares | Arrival Luxembourg S.à r.l | Share premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														(278,431,000)
Preference shares | Arrival | Share capital
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														5,038,000
Preference shares | Arrival | Share premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival														$ 302,688,000
Preferred Share A | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Nominal value shares | € / shares																						€ 0.25	€ 0.25
Issuance of share capital (in shares) | shares											29,333,341
Number of shares issued (in shares) | shares										2,933,334												44,146,679
Amount of share capital										$ 260,297,269
Share capital amount after increase										$ 261,104,009

[1]	Other reserves comprise of foreign currency translation, share base payments reserves relating to Arrival Share Option Plan 2020 (“SOP”), Restricted Share Plan (“RSP”) and Restricted Stock Unit (“RSU”) and equity reserves which are not distributable (see note 13B).